Document and Entity Information Document (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
DEI [Abstract]
Entity Registrant Name	Affinity Gaming
Entity Central Index Key	0001499268
Document Type	S-4
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-know Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float		$ 0
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY